Statutory Information - Reconciliation of Net Income and Stockholder's Equity on the Basis of Statutory Accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income
Net income	$ 2.9	$ 21.5	$ 4.2
Stockholder's Equity
Total stockholder's equity	54.4	67.5	49.6	$ 55.7
New York Department of Commerce
Net Income
Based on statutory accounting principles	6.3	22.0	3.3
Deferred acquisition costs, goodwill, taxes, and asset valuation reserve	0.0	(0.3)	0.1
Deferred and uncollected premiums	0.0	76.4	0.0
Policy and claim reserves	0.4	(71.0)	(0.1)
Investment valuation difference	0.0	0.1	0.3
Commissions and fees	0.0	(20.1)	0.0
Deferred taxes	(1.8)	1.7	0.4
Pension	0.0	0.0	0.0
Interest maintenance reserve, deferral and amortization	0.0	(0.7)	0.1
Non-admitted assets and other	0.0	0.0	0.0
Deferred gain on disposal of businesses and gain (loss) on AEB Sale	(2.0)	13.4	0.1
Net income	2.9	21.5	$ 4.2
Stockholder's Equity
Based on statutory accounting principles	52.7	67.4
Deferred acquisition costs, goodwill, taxes, and asset valuation reserve	0.2	0.2
Deferred and uncollected premiums	0.0	0.0
Policy and claim reserves	0.0	(0.4)
Investment valuation difference	3.5	3.8
Commissions and fees	0.0	0.0
Deferred taxes	(0.2)	0.7
Pension	(0.3)	(0.3)
Interest maintenance reserve, deferral and amortization	0.1	0.1
Non-admitted assets and other	0.7	1.3
Deferred gain on disposal of businesses and gain (loss) on AEB Sale	(2.3)	(5.3)
Total stockholder's equity	$ 54.4	$ 67.5